INVESTMENT MANAGEMENT AGREEMENT

This INVESTMENT MANAGEMENT AGREEMENT, dated as of October 11, 2022 (the "Agreement"), is made and entered into by and between Versus Capital Real Assets Fund LLC, a Delaware limited liability company (the "Fund"), and Versus Capital Advisors LLC, a Delaware limited liability company (the "Adviser").

WHEREAS, the Fund is registered with the Securities and Exchange Commission (the "SEC") as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder (the "Investment Company Act");

WHEREAS, the Fund is authorized to issue its shares (the "Shares"), which are continuously offered and registered under the Securities Act of 1933, as amended (the "1933 Act"), for sale to current or prospective shareholders;

WHEREAS, the Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act");

WHEREAS, the Fund is operated pursuant to the terms of a limited liability company agreement dated as of November 20, 2020, as amended from time to time (the "Fund LLC

Agreement");

WHEREAS, pursuant to the Fund LLC Agreement, the board of directors of the Fund (the "Board") has full power and authority to manage the Fund;

WHEREAS, the Board desires to delegate to the Adviser full discretion and authority over the assets and liabilities of the Fund;

WHEREAS, the Board wishes to delegate other powers to the Adviser in respect of operations of the Fund, in accordance with the provisions of this Agreement;

WHEREAS, the Fund desires to retain the Adviser to render investment advisory, supervisory and administrative and certain other services hereunder with respect to the Fund; and

WHEREAS, the Adviser wishes to assume such authority and provide such services, subject to and in accordance with the provisions hereinafter set forth.

NOW, THEREFORE, in consideration for the mutual promises herein contained, the parties agree as follows:

Section 1. Appointment of the Adviser.

(a)The Fund hereby appoints the Adviser to act as investment manager for the Fund for the period and on the terms set forth in this Agreement.

(b)By executing this Agreement, the Adviser accepts such appointment and agrees to render the services herein set forth for the compensation herein provided.

(c)The Adviser undertakes to give the Fund the benefit of its judgment, efforts and facilities in rendering its services.

(d)The Adviser shall not be an independent contractor or employee of the Fund, and the Adviser shall not have authority to act for, represent, bind or obligate the Fund except as provided herein.

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Section 2. Responsibilities of the Adviser.

Under the supervision of the Board and pursuant to this Agreement and in accordance with the Investment Company Act, the Adviser shall, during the term and subject to the provisions of this Agreement, furnish continuously an investment program for the Fund. In this regard, the Adviser shall:

(a)manage the investment and reinvestment of the Fund's assets;

(b)determine the composition and allocation of the portfolio of the Fund, the nature and timing of the changes therein and the manner of implementing such changes;

(c)identify, evaluate and negotiate the structure of the investments made by the Fund;

(d)execute, monitor and service the Fund's investments;

(e)determine the securities and/or other assets that the Fund shall purchase, retain, or sell;

(f)determine what portion, if any, of the Fund's assets shall remain uninvested;

(g)continuously review, supervise and administer the investment program of the Fund;

(h)select service providers to the Fund, which may include, without limitation, sub- advisers, broker-dealers, custodians, attorneys, accountants, administrators, clearing firms and transfer agents;

(i)manage the assets and liabilities of the Fund;

(j)supervise and arrange the day-to-day operations of the Fund; and

(k)provide the Fund with such other investment advisory, administrative, research and related services as the Fund or the Board may, from time to time, reasonably request or require for the investment of the assets of the Fund.

Section 3. Authority of Adviser.

(a)Under the supervision of the Board and pursuant to this Agreement and in accordance with the Investment Company Act, the Adviser shall be responsible for:

(i). the investment of the assets of the Fund in accordance with the Fund's prospectus and statement of additional information, as amended from time to time (the "Prospectus"), and the Fund's policies;

(ii). the investment of a portion of the assets of the Fund, if deemed appropriate by the Adviser and in accordance with the Prospectus, in privately offered investment funds ("Private Funds") that are organized in U.S. and non-U.S. jurisdictions;

(iii). the delegation to one or more investment sub-advisers ("Sub-Advisers") of any of the Adviser's duties under this Agreement, including the management of all or a portion of the assets being managed, if deemed

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appropriate by the Adviser and subject to the prior approval of a majority of the directors, including a majority of the directors who are not
"interested persons" (as defined in the Investment Company Act) of the
Fund and, to the extent required by the Investment Company Act, subject to any applicable guidance, exemptive order or interpretation of the SEC or its staff, by the shareholders of the Fund; provided, however, that the
Adviser will oversee the provision of delegated services and no delegation will relieve the Adviser of any of its obligations under this Agreement;
(iv).	the borrowing of money to achieve the Fund's objectives, meet redemption requests, and for investment purposes; and
(v).	the use of leverage in accordance with the Prospectus.

The Adviser shall have sole authority to exercise whatever powers the Fund may possess with respect to any of the assets of the Fund, including, but not limited to, the right to vote proxies, the power to exercise rights, options, warrants, conversion privileges and redemption privileges, and to tender securities pursuant to a tender offer.

(b)The Adviser shall have full and absolute authority to cause the Fund to engage in transactions in securities; provided, however, that such transactions shall at all times conform to and be in accordance with the requirements imposed by:

(i).	any provision of applicable law, including but not limited the Investment
Company Act, any applicable SEC exemptive relief, no-action letters or other guidance, and the provisions of the Internal Revenue Code of 1986, as amended (the "Code") relating to regulated investment companies;
(ii).	the provisions of the Fund's LLC Agreement, as amended and
supplemented from time to time; and
(iii).	the provisions of the Prospectus.

(c)As necessary, the Adviser shall also be responsible for selecting brokers and dealers and for negotiating brokerage commissions and fees, and/or dealer charges or other transaction costs.

(d)The Adviser shall have the power, under the supervision of the Board and in accordance with the Investment Company Act, with full power of delegation to any one or more permitted Sub-Advisers, to carry out any and all of the purposes of the Fund, in the Fund's name, place, and stead, and to perform all acts and enter into and perform all contracts and other undertakings which it may deem necessary, advisable, convenient, or incidental thereto including, without limitation, the power to:

(i). open, maintain, and close bank, custodial, brokerage, and other accounts, to effect transactions in such accounts, and to pay or authorize the payment of such brokerage commissions as deemed appropriate by the Adviser to brokers who execute transactions for the account of the Fund and who may supply research or other services utilized by the Fund;

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(ii).	perform any and all acts on behalf, and exercise all rights, of the Fund with respect to its interest in any person, firm, corporation, or other entity including, without limitation, the voting of securities, participation in arrangements with creditors, the institution and settlement or compromise of suits and administrative proceedings and other like or similar matters;
(iii).	direct the formulation and implementation of investment policies and strategies of the Fund;
(iv).	cause the Fund to invest, reinvest, and trade, in securities (including money market instruments) and other investments;
(v).	to enter into, make, execute, deliver, and perform any contracts, agreements, or other undertakings it may deem advisable in acting as
Adviser of the Fund;
(vi).	to act for the Fund in all other matters relating to its investment management duties; and
(vii).	authorize any officer, employee, or other agent of the Adviser, or agent or employee of the Fund, to act for and on behalf of the Fund in all matters incidental to the foregoing.

(e)Under the supervision of the Board and in accordance with applicable law, the Adviser further agrees to provide, or arrange for the provision of and oversee, the following administrative services to the Fund:

(i).	the determination and publication of the Fund's net asset value in accordance with the Fund's policy as adopted from time to time by the
Board;
(ii).	the maintenance by the Fund's administrator, custodian and/or transfer agent and dividend disbursing agent of certain books and records of the
Fund as required under Rule 31a-1 and Rule 31a-2 under the Investment
Company Act and maintain (or oversee maintenance by such other persons as are approved by the Board) such other books and records required by law or for the proper operation of the Fund;
(iii).	the preparation and filing of the Fund's federal, state and local income tax returns and any other required tax returns;
(iv).	the payment of the Fund's fees and expenses;
(v).	the preparation for review and approval by officers of the Fund, the financial information for the Fund's financials and annual reports, proxy statements and other communications with shareholders of the Fund required or otherwise to be sent to shareholders, and arrange for the printing and dissemination of such reports and communications to shareholders;
(vi).	the preparation for review by an officer of the Fund, the Fund's periodic financial reports required to be filed with the SEC on Form N-PORT,
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Form N-CEN, Form N-CSR, and Form N-PX, and such other reports, forms and filings, as may be required by applicable law;
(vii).	the preparations of such reports relating to the business and affairs of the
Fund as may be requested by the Board;
(viii).	the provision of reports and recommendations to the Board concerning the performance of the independent accountants as the Board may reasonably request or deem appropriate;
(ix).	the provision of reports and recommendations to the Board concerning the performance and fees of the Fund's administrator, custodian, transfer agent, dividend disbursing agent, and other service providers as the Board may reasonably request or deem appropriate;
(x).	the review of the calculations of fees paid to the Fund's service providers;
(xi).	the provision of necessary calculations as required under Section 18 of the
Investment Company Act;
(xii).	the consultation with the Fund's officers, independent accountants, legal counsel, administrator, custodian, transfer agent, dividend disbursing agent and other service providers in establishing the accounting policies of the Fund and monitoring financial and shareholder accounting services;
(xiii).	the determination of the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders;
(xiv).	the preparation and arrangement for printing of dividend notices and other communications to shareholders;
(xv).	the provision to the Fund's dividend disbursing agent and custodian with such information as is required for such parties to effect the payment of dividends and distributions and to implement the Fund's dividend reinvestment plan;
(xvi).	the preparation of such information and reports as may be required by any banks from which the Fund may borrow money;
(xvii).	the provision of such assistance to the administrator, custodian and the
Fund's counsel and auditors as generally may be required to properly carry on the business and operations of the Fund;
(xviii).	the response to Shareholders' inquiries relating to the Fund or refer such inquiries to the Fund's officers or service providers, as appropriate;
(xix).	the waiver of any minimum investment restrictions relating to initial or subsequent investments or ongoing minimum investment in the Fund, as stipulated in the Prospectus;
(xx).	the approval of any transfer of Shares of the Fund in accordance with the limitations on transferability of Shares set forth in the LLC Agreement of the Fund; and the supervision of any other aspects of the Fund's service providers, administrators and/or Sub-Advisers as may be required.
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(f)The Adviser may act for and on behalf of the Fund in all matters incidental to the foregoing.

Section 4. Compensation of the Adviser.

For the Adviser's services hereunder, the Adviser shall be paid an investment management fee (the "Investment Management Fee"), which shall be paid by the Fund at an annual rate of 1.15% of the net asset value of the Fund, which will accrue daily on the basis of the average daily net asset value of the Fund. In addition, the Adviser shall be responsible for paying directly any Sub-Adviser a sub-advisory fee, as agreed upon between the Adviser and each Sub-Adviser (a "Sub-Adviser Fee"). The Investment Management Fee will be paid out of the Fund's assets and the Sub-Adviser Fee shall be paid by the Adviser. For the purposes of this Agreement, the net asset value of the Fund shall be determined in the manner set forth in the Prospectus. The Investment Management Fee is payable in arrears on a quarterly basis. The Adviser may waive some or all of its Investment Management Fee to limit the total operating expenses of the Fund to a specified level. These arrangements will be at the sole discretion of the Adviser and may be terminated at any time.

Section 5. Expenses.

(a)The Adviser shall bear all ongoing ordinary administrative and operational costs of the Adviser, including employees' salaries, office rent, travel costs, computer and equipment costs, telephone bills, office supplies, research and data costs, legal costs, accounting costs, filing costs and communication expenses. In addition, the Adviser has the ability to pay and/or reimburse the Fund for other expenses of the Fund not otherwise required to be paid or reimbursed by the Adviser and such waived and reimbursed amounts shall not be repaid by the Fund.

(b)For the avoidance of doubt, subject to the Prospectus and any agreement by the Adviser to limit or otherwise bear such expenses:

(i). the Fund shall pay all investment expenses, including, but not limited to, underwriting compensation, brokerage commissions (if any) and all other costs of executing transactions, interest expense, insurance expense, custodial expense, and the fees and expenses associated with its investments in Private Funds;

(ii). the Fund shall pay all ongoing ordinary administrative, organizational, offering and operational costs and expenses of the Fund, including (but not limited to) the Investment Management Fee, overhead expenses, legal costs, accounting and auditing costs, insurance, taxes, filing, registration and other fees imposed by the SEC, the Financial Industry Regulatory Authority and state regulatory authorities, compensation of the members of the Board who are not directors, officers, or employees of the Adviser or any affiliated person (other than a registered investment company) of the Adviser, compensation of the chief compliance officer of the Fund, and any fees paid to the Fund's administrator, transfer agent, custodian, escrow holder or any regulatory and compliance administrator in respect of the Fund;

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(iii). the Fund shall also directly pay any extraordinary operating expenses of the Fund, including any litigation expenses; and

(iv). the Fund shall bear any additional fees and expenses as may be approved by the Board or shareholders from time to time.

Section 6. Reports to the Fund.

(a)The Adviser shall submit, or cause to be submitted, to the Fund such reports of the assets or liabilities of the Fund and of the market value of the Fund's assets under its management as the Board shall from time to time reasonably require.

(b)The Adviser agrees to meet with the Board of the Fund, at such times and such places as are reasonably requested by the Board and shall maintain such books and records for inspection by the Board as are required under the Investment Company Act.

Section 7. Provision of Information to Adviser; Adviser's Knowledge.

(a)The Fund has furnished to the Adviser a copy of its LLC Agreement and its Prospectus and shall from time to time furnish the Adviser with copies of any amendments or supplements thereto.

(b)Until amendments or supplements to an LLC Agreement or a Prospectus are known to the Adviser, matters therein stated shall not be binding on the Adviser.

(c)The Adviser shall have no obligations to the Fund other than those: (i) expressly set forth in this Agreement, the Fund's LLC Agreement or the Fund's Prospectus or (ii) other obligations arising by Law (as defined below).

(i). "Law" means, collectively, all statutes, laws, codes and ordinances and any rules or regulations of, and any order, decree, writ, settlement, stipulation, injunction, award, consent or judgment of any Governmental Authority (in each case, whether foreign or domestic and whether federal, state or local).

(ii). "Governmental Authority" means any government, political subdivision, or governmental or regulatory authority, agency, board, bureau, commission, instrumentality, court, arbitral tribunal or quasi- governmental authority (in each case, whether federal, state, or local and whether U.S. or non-U.S.).

Section 8. Standard of Care.

(a)The Adviser does not guarantee the future performance or any specific level of performance for the Fund, the success of any investment decision or strategy that the Adviser may use, or the success of the Adviser's overall management of the Fund. The Fund understands that investment decisions made with regard to the Fund by the Adviser are subject to various market, currency, economic, political and business risks, and that those investment decisions will not always be profitable. Additionally, there may be loss or depreciation of the value of the Fund's assets because of fluctuation of market values. The Fund understands and

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acknowledges that the Fund will focus on real asset securities (including infrastructure, timberland, and agriculture/farmland), and, therefore, may expose the Fund to special risks (although the Fund may invest in other securities and investments with separate risks).

(b)Except as required by Law, and in the absence of willful misfeasance, bad faith or gross negligence on the part of the Adviser, or reckless disregard of its obligations and duties hereunder, the Adviser, including its principals, employees and affiliates, shall not be liable to the Fund, or to any shareholder, officer or trustee thereof, for any act or omission in the course of, or connected with, rendering services hereunder, or for any error of judgement or mistake of law or for any loss arising out of any investment. The Adviser agrees that nothing in this Agreement is intended to constitute a waiver or limitation of its obligations under ERISA, the Advisers Act, the Investment Company Act, or under federal or state securities laws, including any fiduciary obligations under such laws.

(c)The Adviser and its employees and affiliates will not be responsible for any loss incurred by reason of any act or omission of any broker, dealer or custodian; provided, however, that the Adviser will make reasonable efforts in accordance with industry standards to require that brokers, dealers and custodians satisfactorily perform their obligation with respect to the Fund. The Adviser, in the maintenance of its records and its preparation of Fund reports, does not assume responsibility for the accuracy of information furnished by the Fund's custodian or any other third-party over which the Adviser does not have control.

Section 9. Limitation of Adviser's Obligations and Liability.

(a)The Adviser shall not be liable for any error of judgment or for any loss suffered by the Fund in connection with the subject matter of this Agreement, including but not limited to any damage or loss incurred as a result of any determination made, advice given, or other action taken or omitted by the Adviser in good faith with respect to the determination of the value of assets of the Fund under its management or by reason of any act or omission of any bank, broker, dealer, or manager, or any agent, partner, director, officer, or employee of any of them, unless and to the extent such loss arises directly from willful misfeasance, bad faith or gross negligence on the Adviser's part in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations and duties under this Agreement.

(b)The Adviser has a responsibility under this Agreement to furnish the Fund with advisory services based upon its professional skill, experience, and judgment, and the Adviser makes no representation or warranty:

(i).	as to the accomplishment of any particular investment results by the Fund, the Adviser, or any Sub-Adviser or Private Fund; or
(ii).	as to the accuracy or completeness of any information supplied by a
Private Fund or a Sub-Adviser to the extent such information is regarding any Sub-Adviser or any Private Fund and (i) was provided by such Sub-
Adviser or Private Fund or (ii) is derived by the Sub-Adviser from
8

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information produced by a Sub-Adviser or Private Fund and, in each instance, is not materially inconsistent with such information.

(c)Nothing contained in this Agreement shall in any way constitute a waiver or limitation of any rights granted to the Fund or its shareholders under the U.S. federal securities laws.

Section 10. Indemnification.

(a)The Fund shall indemnify the Adviser and its Affiliates (as defined below) and their respective partners, members, managers, directors, officers, shareholders, employees, and controlling persons (each, an "Indemnified Party" and, collectively, the "Indemnified Parties") against any losses, judgments, liabilities, expenses and amounts paid in settlement of any claims sustained by them in connection with the Fund, provided that:

(i).	the same were not the direct result of willful misfeasance, bad faith or gross negligence on the part of such Indemnified Party in the performance of its duties (if any) under this Agreement or resulted from such Indemnified Party's reckless disregard of its obligations and duties (if any) under this Agreement; and
(ii).	Affiliates of the Adviser shall be entitled to indemnification only for losses incurred by such Affiliates in performing the duties of the
Adviser and acting wholly within the scope of the authority of the
Adviser.

"Affiliate" shall mean any person performing services on behalf of the Fund who: (i) directly or indirectly controls, is controlled by, or is under common control with the Adviser; (ii) owns or controls ten percent or more of the outstanding voting securities of the Adviser;

(iii)is an officer or director of the Adviser; or (iv) is an officer, director, partner, or trustee of any company for which the Adviser acts in any such capacity.

(b)Notwithstanding the above, the Adviser and its Affiliates shall not be indemnified for any losses, liabilities, or expenses arising from or out of an alleged violation of U.S. federal or state securities laws unless:

(i).	there has been a successful adjudication on the merits of each count involving alleged securities law violations as to the
particular indemnitee;
(ii).	such claims have been dismissed with prejudice on the merits by a court of competent jurisdiction as to the particular indemnitee and the court approves indemnification of the litigation costs; or
(iii).	a court of competent jurisdiction approves a settlement of the claims against a particular indemnitee and finds that
indemnification of the settlement and related costs should be made.

(c)In any claim for indemnification resulting from U.S. federal or state securities law violations, the party seeking indemnification shall place before the court the

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position of the SEC or any other applicable regulatory authority with respect to the issue of indemnification for securities law violations.

(d)The Fund shall not incur the cost of any portion of insurance which insures any party against any liability for which the indemnification is herein prohibited.

Section 11. Other Activities of the Adviser.

(a)The Fund recognizes that the Adviser and the officers and Affiliates of the Adviser have investments of their own and are acting or may act as investment manager or general partner for others.

(b)The Fund also recognizes that the Adviser and its officers and Affiliates may be or become associated with other investment entities and engage in investment management for others (collectively, "Other Clients").

(c)The Fund further recognizes that the Adviser and its Affiliates and their respective principals, partners, directors, officers, members, employees and beneficial owners, from time to time may acquire, possess, manage, hypothecate and dispose of securities or other investment assets, and engage in any other investment transactions for any account over which they exercise discretionary authority, including their own accounts, the accounts of their families, the account of any entity they have a beneficial interest or the accounts of their Other Clients.

(d)Except to the extent necessary to perform its obligations hereunder or in accordance with applicable Law, nothing herein shall be deemed to limit or restrict the right of the Adviser or its officers or Affiliates to engage in, or to devote time and attention to, the management of any other business, whether of a similar or dissimilar nature, or to render services of any kind to any other corporation, firm, individual, or association.

(e)The Fund acknowledges and agrees that the Adviser may give advice or take action with respect to the accounts of Other Clients that differs from the advice given with respect to the Fund.

Section 12. Confidentiality.

All investment advice furnished by the Adviser to the Fund shall remain the property of the Adviser, shall be treated as confidential by such Fund, and shall not be used by such Fund or disclosed to third parties except as required in connection with the operation of such Fund or as required by Law or by demand of any regulatory agency or self-regulatory organization.

Section 13. Notice.

All notices shall be in writing and shall be deemed to have been duly given if delivered personally or if mailed by registered mail, postage prepaid, to the following respective addresses until a different address is specified in writing by a party to the other party:

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To the Fund:	Versus Capital Real Assets Fund LLC
5050 S. Syracuse Street, Suite 1100
Denver, Colorado 80237
Attention:	William R. Fuhs, President
To the Adviser:	Versus Capital Advisors LLC
5050 S. Syracuse Street, Suite 1100
Denver, Colorado 80237
Attention:	Mark D. Quam, Chief Executive Officer
Section 14. No Assignment.

This Agreement shall terminate automatically in the event of its assignment in accordance with Section 15(a)(4) of the Investment Company Act.

Section 15. Term.

This Agreement shall become effective as of the date of its execution, providing it has been approved by (i) the vote of a majority of the outstanding voting securities of the Fund (as determined pursuant to Section 2(a)(42) of the Investment Company Act) and (ii) a majority of the Fund's directors who are not parties to this Agreement or interested persons of any such party (the "Independent Directors"), cast at a meeting called for the purpose of voting on such approval. This Agreement shall remain in effect for an initial period of up to one year from its effective date, and thereafter continue from year to year, but only so long as such continuance is specifically approved at least annually by (i) the Board, or by the vote of the outstanding voting securities of the Fund (as determined pursuant to Section 2(a)(42) of the Investment Company Act) and (ii) the vote of a majority of the Independent Directors, cast at a meeting called for the purpose of voting on such approval, except that the Agreement may be terminated by:

(a)the Fund, at any time, without the payment of any penalty, by (i) the Board or (ii) vote of a majority of the outstanding voting securities of the Fund (as determined pursuant to Section 2(a)(42) of the Investment Company Act), upon not more than 60 days' written notice to the Adviser, in accordance with Section 15(a)(3) of the Investment Company Act;

(b)the Adviser at any time upon 90 days' written notice to the Fund; or

(c)the "assignment" of this Agreement by either party (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act).

Section 16. Certain Definitions.

Where the effect of a requirement of the Investment Company Act reflected in any provision of this Agreement is modified or interpreted by any applicable order or orders of the SEC, any rules or regulations adopted by, or interpretative releases of, the SEC, or any applicable guidance issued by the staff of the SEC, such provision will be deemed to incorporate the effect of such order, rule, regulation, interpretative release, or guidance.

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Section 17. Governing Law.

This Agreement and all performances hereunder shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to principles of choice of law, provided that nothing herein shall be construed in a manner inconsistent with the Investment Company Act, the Advisers Act, or any rule or order of the SEC thereunder.

Section 18. Severability.

If any provision of this Agreement is held to be invalid or unenforceable by a court decision, statute, rule or otherwise, the remaining provisions of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall continue in full force and effect and be deemed to be severable so long as they preserve the basic economic terms of the agreement described herein.

Section 19. Survival of Obligations.

Provisions of this Agreement that by their terms or by their context are to be performed in whole or in part after termination of this Agreement shall survive termination of this Agreement. Specifically, and without limiting the generality of the foregoing, the obligations set forth in Section 8 and Section 9 and the obligation to settle accounts hereunder shall survive the termination of this Agreement and continue in effect indefinitely.

Section 20. No Third Party Beneficiaries. No person other than the Fund and the Adviser is a party to this Agreement or shall be entitled to any right or benefit arising under or in respect of this Agreement; there are no third-party beneficiaries of this Agreement. Without limiting the generality of the foregoing, nothing in this Agreement is intended to, or shall be read to, (i) create in any person other than the Fund (including without limitation any shareholder in any Fund) any direct, indirect, derivative, or other rights against the Adviser, or (ii) create or give rise to any duty or obligation on the part of the Adviser (including without limitation any fiduciary duty) to any person other than the Fund, all of which rights, benefits, duties, and obligations are hereby expressly excluded. If another fund or funds are added to this Agreement, this provision shall be interpreted to apply to each such fund as it applies to the Fund, in each case on a separate (and neither jointly nor joint and several) basis with respect to the Fund and each such other fund.

Section 21. Entire Agreement; Counterparts.

This Agreement sets forth the entire agreement of the parties relating to the subject matter hereof except as otherwise set forth herein. This Agreement may be executed in one or more counterparts, which shall together constitute one and the same document. This Agreement may be executed in written form or using electronic or digital technology, whether it is a computer- generated signature, an electronic copy of the party's true ink signature, DocuSign, facsimile or otherwise. Delivery of an executed counterpart of the Agreement by facsimile, e-mail transmission via portable document format (.pdf), DocuSign, or other electronic means will be equally as effective and binding as delivery of a manually executed counterpart.

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IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date written above.

VERSUS CAPITAL REAL ASSETS FUND LLC

By: ______/s/Casey R. Frazier _____________

Name: Casey R. Frazier

Title: Director and Chief Investment Officer

VERSUS CAPITAL ADVISORS LLC

By: ______/s/Casey R. Frazier _____________

Name: Casey R. Frazier

Title: Chief Investment Officer

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